Credit risk - Covid-19 Support Measures and Corporate Customer Sector Split (Details) £ in Billions	Dec. 31, 2020 GBP (£) Complaints	Dec. 31, 2019 GBP (£)
Social Housing
Payment Holiday [Line Items]
Loans and receivables	£ 5.8	£ 6.4
Other Real Estate
Payment Holiday [Line Items]
Loans and receivables	4.9	5.5
Wholesale & Retail Trade
Payment Holiday [Line Items]
Loans and receivables	3.7	3.8
Accommodation & Food
Payment Holiday [Line Items]
Loans and receivables	2.1	1.8
Construction
Payment Holiday [Line Items]
Loans and receivables	1.6	1.2
Human Health & Social Work
Payment Holiday [Line Items]
Loans and receivables	1.5	1.4
Professional, Scientific And Technical
Payment Holiday [Line Items]
Loans and receivables	1.3	1.0
Administrative & Support Services
Payment Holiday [Line Items]
Loans and receivables	1.3	1.3
Manufacturing
Payment Holiday [Line Items]
Loans and receivables	1.0	1.2
Information & Communication
Payment Holiday [Line Items]
Loans and receivables	0.8	0.5
Transport & Storage
Payment Holiday [Line Items]
Loans and receivables	0.5	0.5
Electricity & Gas
Payment Holiday [Line Items]
Loans and receivables	0.6	0.5
Arts, Entertainment & Recreation
Payment Holiday [Line Items]
Loans and receivables	0.4	0.3
Other Segments
Payment Holiday [Line Items]
Loans and receivables	2.0	1.0
Loans to corporate entities
Payment Holiday [Line Items]
Loans and receivables	£ 27.5	26.4
Bounce Back Loan Scheme
Payment Holiday [Line Items]
Customers supported | Complaints	148,000
Loans and receivables	£ 4.0
Percentage of relevant loan book	19.00%
Coronavirus Business Interruption Loan Scheme
Payment Holiday [Line Items]
Customers supported | Complaints	2,000
Loans and receivables	£ 0.4
Percentage of relevant loan book	2.00%
Coronavirus Large Business Interruption Loan Scheme
Payment Holiday [Line Items]
Customers supported | Complaints	30
Loans and receivables	£ 0.2
Percentage of relevant loan book	3.00%
Government Lending Schemes | Loans to corporate entities
Payment Holiday [Line Items]
Loans and receivables	£ 4.6	£ 0.0
Mortgages
Payment Holiday [Line Items]
Customers supported | Complaints	251,000
Loans and receivables	£ 37.1
Outstanding PH	£ 2.5
Mortgages | Up to date after PH
Payment Holiday [Line Items]
Percentage of relevant loan book	88.00%
Mortgages | Ongoing PH
Payment Holiday [Line Items]
Percentage of relevant loan book	8.00%
Mortgages | New to arrears after PH ends
Payment Holiday [Line Items]
Percentage of relevant loan book	2.00%
Mortgages | In arrears before PH
Payment Holiday [Line Items]
Percentage of relevant loan book	2.00%
Consumer Auto Finance
Payment Holiday [Line Items]
Customers supported | Complaints	54,000
Loans and receivables	£ 0.5
Outstanding PH	£ 0.1
Consumer Auto Finance | Up to date after PH
Payment Holiday [Line Items]
Percentage of relevant loan book	77.00%
Consumer Auto Finance | Ongoing PH
Payment Holiday [Line Items]
Percentage of relevant loan book	11.00%
Consumer Auto Finance | New to arrears after PH ends
Payment Holiday [Line Items]
Percentage of relevant loan book	8.00%
Consumer Auto Finance | In arrears before PH
Payment Holiday [Line Items]
Percentage of relevant loan book	4.00%
Unsecured Personal Loans
Payment Holiday [Line Items]
Customers supported | Complaints	34,000
Loans and receivables	£ 0.2
Unsecured Personal Loans | Up to date after PH
Payment Holiday [Line Items]
Percentage of relevant loan book	77.00%
Unsecured Personal Loans | Ongoing PH
Payment Holiday [Line Items]
Percentage of relevant loan book	13.00%
Unsecured Personal Loans | New to arrears after PH ends
Payment Holiday [Line Items]
Percentage of relevant loan book	4.00%
Unsecured Personal Loans | In arrears before PH
Payment Holiday [Line Items]
Percentage of relevant loan book	6.00%
Credit cards
Payment Holiday [Line Items]
Customers supported | Complaints	32,000
Loans and receivables	£ 0.1
Credit cards | Up to date after PH
Payment Holiday [Line Items]
Percentage of relevant loan book	76.00%
Credit cards | Ongoing PH
Payment Holiday [Line Items]
Percentage of relevant loan book	12.00%
Credit cards | New to arrears after PH ends
Payment Holiday [Line Items]
Percentage of relevant loan book	8.00%
Credit cards | In arrears before PH
Payment Holiday [Line Items]
Percentage of relevant loan book	4.00%
Business And Corporates
Payment Holiday [Line Items]
Customers supported | Complaints	2,500
Loans and receivables	£ 2.4
Outstanding PH	£ 0.1
Business And Corporates | Up to date after PH
Payment Holiday [Line Items]
Percentage of relevant loan book	98.00%
Business And Corporates | Ongoing PH
Payment Holiday [Line Items]
Percentage of relevant loan book	2.00%
Business And Corporates | New to arrears after PH ends
Payment Holiday [Line Items]
Percentage of relevant loan book	0.00%
Business And Corporates | In arrears before PH
Payment Holiday [Line Items]
Percentage of relevant loan book	0.00%